Financial Instruments - Schedule of Company’s Cash, Cash Equivalents and Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	$ 7,841,306	$ 7,548,694
Current investments	5,242,441	5,897,809
Non-current investments		165,871
Total fair value	13,083,747	13,612,374
Level 1 [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	1,780,993	4,740,686
Current investments	4,441	656,132
Non-current investments
Total fair value	1,785,434	5,396,818
Level 2 [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	1,000,000
Current investments	5,238,000	5,241,677
Non-current investments		165,871
Total fair value	6,238,000	5,407,548
Cash [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	5,060,313	2,808,008
Current investments
Non-current investments
Total fair value	5,060,313	2,808,008
Money Market Funds [Member] | Level 1 [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	1,780,993	4,740,686
Current investments
Non-current investments
Total fair value	1,780,993	4,740,686
Trading Securities [Member] | Level 1 [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Current investments	4,441	656,132
Non-current investments
Total fair value	$ 4,441	656,132
Certificates of Deposit [Member] | Level 2 [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Current investments		5,241,677
Non-current investments
Total fair value		5,241,677
Investment in Equity Security [Member] | Level 2 [Member]
Schedule Of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Current investments
Non-current investments		165,871
Total fair value		$ 165,871